FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2020
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

24.   FAIR VALUE MEASUREMENTS

The following tables illustrate the fair value measurement hierarchy of the Group’s financial instruments:

Fair value measurements as at December 31, 2019 using
Quoted
	prices in	Significant	Significant
	active	observable	unobservable
	markets	inputs	inputs
	(Level 1)	(Level 2)	(Level 3)	Total
	RMB	RMB	RMB	RMB
Non-recurring fair value measurement for:
Long-term investments	—	—	119,927	119,927

Fair value measurements as at December 31, 2020 using
Quoted
	prices in	Significant	Significant
	active	observable	unobservable
	markets	inputs	inputs
	(Level 1)	(Level 2)	(Level 3)	Total
	RMB	RMB	RMB	RMB
Non-recurring fair value measurement for:
Long-term investments	—	—	110,677	110,677

For equity securities accounted for under the measurement alternative, when there are observable price changes in orderly transactions for identical or similar investments of the same issuer, the investments are re-measured to fair value (Note 11). The non-recurring fair value measurements to the carrying amount of an investment usually requires management to estimate a price adjustment for the different rights and obligations between a similar instrument of the same issuer with an observable price change in an orderly transaction and the investment held by the Company. These non-recurring fair value measurements were measured as of the observable transaction dates. The valuation methodologies involved require management to use the observable transaction price at the transaction date and other unobservable inputs (level 3) such as expected volatility and probability of exit events as it relates to liquidation and redemption preferences. When there is impairment of equity securities accounted for under the measurement alternative and equity method investments, the non-recurring fair value measurements are measured at the date of impairment. Estimating the fair value of investees without observable market prices is highly judgmental due to the subjectivity of the unobservable inputs (level 3) used in the valuation methodologies used to determine fair value, especially considering the increased market volatility in the global financial markets after the COVID-19 outbreak. The Company uses valuation methodologies, primarily the Black-Scholes model, which requires management to use unobservable inputs (level 3) such as selection of comparable companies, expected volatility, and probability of exit events as it relates to liquidation and redemption preferences when applicable. These unobservable inputs and resulting fair value estimates may be affected by unexpected changes in future market or economic conditions. The fair value information presented is not as of the period’s end, and is sensitive to changes in the unobservable inputs used to determine fair value and such changes could result in the fair value at the reporting date to be different from the fair value presented.

The Group recognized an unrealized gain of RMB64,628, RMB14,155 and RMB18,687 (US$2,864) for measuring equity investments at fair value using the measurement alternative resulting from the observable price changes occurring in the years ended December 31, 2018, 2019 and 2020, respectively.

The Group had no financial assets and liabilities measured and recorded at fair value on a recurring basis as of December 31, 2019 and 2020.